Revenue - Disaggregation of Revenue from Contracts with Customers and its Relationship with Segment Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 6,177,947	¥ 5,712,965	¥ 4,696,828
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,053,188
Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,310,890
Middle East [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	113,502
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	167,473
North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	284,779
Central and South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	188,944
Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,202
Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,964
Steelmaking and Steel Fabrication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,408,633
Steelmaking and Steel Fabrication [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,431,461
Steelmaking and Steel Fabrication [member] | Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,194,440
Steelmaking and Steel Fabrication [member] | Middle East [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	113,180
Steelmaking and Steel Fabrication [member] | Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	142,335
Steelmaking and Steel Fabrication [member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	279,575
Steelmaking and Steel Fabrication [member] | Central and South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	188,473
Steelmaking and Steel Fabrication [member] | Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,202
Steelmaking and Steel Fabrication [member] | Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,963
Engineering and Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	321,346
Engineering and Construction [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	264,674
Engineering and Construction [member] | Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,746
Engineering and Construction [member] | Middle East [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2
Engineering and Construction [member] | Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,645
Engineering and Construction [member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	997
Engineering and Construction [member] | Central and South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	279
Chemicals and Materials [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	243,014
Chemicals and Materials [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	155,184
Chemicals and Materials [member] | Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,872
Chemicals and Materials [member] | Middle East [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	319
Chemicals and Materials [member] | Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,426
Chemicals and Materials [member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,055
Chemicals and Materials [member] | Central and South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	156
Chemicals and Materials [member] | Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Chemicals and Materials [member] | Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
System Solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	204,952
System Solutions [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	201,868
System Solutions [member] | Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,831
System Solutions [member] | Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66
System Solutions [member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	151
System Solutions [member] | Central and South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 34